Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios

The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2014, and December 31, 2013, are presented below:

	Consolidated Actual		Bank Actual		Required for Capital Adequacy Purposes		Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Tier 1 Leverage capital to adjusted total assets	$104,813	11.1%	$102,240	11.0%	$37,252	4.0%	$46,567	5.00%
Total capital to risk weighted assets	$111,102	18.0%	$108,529	17.6%	$46,576	8.0%	$58,220	10.0%
Tier 1 capital to risk weighted assets	$104,813	19.1%	$102,240	18.6%	N/A	N/A	$55,878	6.00%
As of December 31, 2013
Tier 1 Leverage capital to adjusted total assets	$107,016	11.2%	$101,720	10.8%	$37,819	4.00%	$47,274	5.00%
Total capital to risk weighted assets	$114,706	18.6%	$109,410	17.8%	$49,138	8.00%	$61,423	10.00%
Tier 1 capital to risk weighted assets	$107,016	17.4%	$101,720	16.6%	N/A	N/A	$36,854	6.00%